Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 265.4	$ 18.6
Restricted cash and cash equivalents	140.4	0.8
Restricted cash and cash equivalents - Asbestos	59.0	56.1
Restricted short-term investments - Asbestos	6.0	5.8
Accounts and other receivables, net of allowance for doubtful accounts of $2.3 million and $2.7 million as of 31 March 2012 and 31 March 2011, respectively	137.7	138.1
Inventories	189.0	161.5
Prepaid expenses and other current assets	18.8	31.6
Insurance receivable - Asbestos	19.9	13.7
Workers' compensation - Asbestos	0.5	0.3
Deferred income taxes	15.9	21.1
Deferred income taxes - Asbestos	23.0	10.5
Total current assets	875.6	458.1
Restricted cash and cash equivalents	3.5	4.5
Property, plant and equipment, net	665.5	707.7
Insurance receivable - Asbestos	208.6	188.6
Workers' compensation - Asbestos	83.4	90.4
Deferred income taxes	11.1	27.3
Deferred income taxes - Asbestos	421.5	451.4
Other assets	40.8	32.6
Total assets	2,310.0	1,960.6
Current liabilities:
Accounts payable and accrued liabilities	92.6	106.4
Current portion of long-term debt - Asbestos	30.9
Accrued payroll and employee benefits	45.4	40.9
Accrued product warranties	7.4	6.1
Income taxes payable	81.7	3.9
Asbestos liability	125.3	111.1
Workers' compensation - Asbestos	0.5	0.3
Other liabilities	19.3	53.8
Total current liabilities	403.1	322.5
Long-term debt		59.0
Deferred income taxes	100.5	108.1
Accrued product warranties	19.6	20.1
Asbestos liability	1,537.3	1,587.0
Workers' compensation - Asbestos	83.4	90.4
Australian Taxation Office - amended assessment		190.4
Other liabilities	39.7	37.6
Total liabilities	2,183.6	2,415.1
Commitments and contingencies (Note 13)
Shareholders' equity (deficit):
Common stock, Euro 0.59 par value, 2.0 billion shares authorised; 437,175,963 shares issued at 31 March 2012 and 436,386,587 shares issued at 31 March 2011	224.0	222.5
Additional paid-in capital	67.6	52.5
Accumulated deficit	(214.6)	(784.7)
Accumulated other comprehensive income	49.4	55.2
Total shareholders' equity (deficit)	126.4	(454.5)
Total liabilities and shareholders' equity (deficit)	$ 2,310.0	$ 1,960.6